Risk management - Credit Risk from UK Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Credit risk increase percentage	4.00%
Maximum exposure to credit risk	€ 993,412
Impairment loss on financial assets	20,970
Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	908,002
Impairment loss on financial assets	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	54,616
Impairment loss on financial assets	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795
Impairment loss on financial assets	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	7,176
Speculation grade
Credit risk
Maximum exposure to credit risk	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	47,439
Default
Credit risk
Maximum exposure to credit risk	30,795
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Financial assets	154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Financial assets	117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Financial assets	€ 870
Nonperforming
Credit risk
Non-performing rate (as a percent)	3.73%
Percentage decrease in non-performing loans (NPLs)	5.10%
Santander UK plc
Credit risk
Maximum exposure to credit risk	€ 276,793
Impairment loss on financial assets	894
Santander UK plc | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	260,584
Impairment loss on financial assets	224
Santander UK plc | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	13,415
Impairment loss on financial assets	335
Santander UK plc | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,795
Impairment loss on financial assets	335
Santander UK plc | Investment grade
Credit risk
Maximum exposure to credit risk	227,829
Santander UK plc | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	225,929
Santander UK plc | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	1,900
Santander UK plc | Speculation grade
Credit risk
Maximum exposure to credit risk	46,169
Santander UK plc | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	34,655
Santander UK plc | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	11,514
Santander UK plc | Default
Credit risk
Maximum exposure to credit risk	2,795
Santander UK plc | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	2,795
UK
Credit risk
Risk exposure	€ 252,914
Credit risk increase percentage	4.00%
Percentage of growth rate in local currency		5.00%
Percent at risk	26.00%
UK | Santander UK plc | Mortgage assets | Gross carrying amount
Credit risk
Financial assets	€ 176,581